[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)




FUNDS OF
    FUNDS






ANNUAL REPORT
          2000




FIRST AMERICAN
STRATEGY FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS



INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


         HIGHER RISK    (o)
AND RETURN POTENTIAL     |
                         |
                        (*) EQUITY FUNDS
                         |
                         |
                        (*) FUNDS OF FUNDS
                         |
                         |    STRATEGY AGGRESSIVE GROWTH
                         |    STRATEGY GROWTH
                         |    STRATEGY GROWTH AND INCOME
                         |    STRATEGY INCOME
                         |
                        (*) BOND FUNDS
                         |
                         |
                        (*) TAX FREE BOND FUNDS
                         |
                         |
                        (*) MONEY MARKET FUNDS
                         |
                         |
          LOWER RISK    (o)
AND RETURN POTENTIAL



Funds of funds are comprised of holdings in several different First American funds, which may include small-cap, mid-cap, large-cap, money market, international and/or sector funds. The investment advisor allocates and reallocates the funds' assets among the underlying First American funds within ranges designed to meet the investment objectives. See the funds' prospectus for an illustration of these ranges and special risks which may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.



TABLE OF CONTENTS

--------------------------------------------------------------------------------
Message to Shareholders                                                      1
--------------------------------------------------------------------------------
Report of Independent Auditors                                              13
--------------------------------------------------------------------------------
Statements of Net Assets                                                    14
--------------------------------------------------------------------------------
Statements of Operations                                                    16
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         18
--------------------------------------------------------------------------------
Financial Highlights                                                        20
--------------------------------------------------------------------------------
Notes to Financial Statements                                               22
--------------------------------------------------------------------------------
Notice to Shareholders                                                      25
--------------------------------------------------------------------------------



NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  NOVEMBER 15, 2000



     DEAR SHAREHOLDERS:

     On behalf of the entire board of directors and the staff of First American Asset Management, thank you for the ongoing opportunity you have given us to manage your investments. As always, we strive to provide you, our fund shareholders, consistent and competitive investment performance over time.

     At times during the past year, technology stocks, healthcare stocks, municipal bonds, and long Treasury bonds have been market leaders. Small- and mid-cap stocks outperformed large-cap stocks, and in general, market volatility was the norm. Guessing which sector of the equity market or which asset class will be the next market leader can be a risky way to invest. We believe that a well-diversified portfolio of equity and bond funds is the best way to invest over the long term. By using First American Strategy Funds you are already choosing a diversified approach to investing through the fund of funds investment strategy we employ.

     The accompanying discussion of investment results, financial statements, and notes detail the results of fund operations for the fiscal year and fund holdings as of September 30, 2000. We urge you to review the discussion of investment results and financial statements at your convenience.

     Again, thank you for investing in the First American family of funds. We look forward to serving your investment needs next year and beyond.



     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow

     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chairperson of the Board             Chief Investment Officer and President
     First American Strategy Funds, Inc.  First American Asset Management


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      1)

A DRAMATIC YEAR FOR THE MARKETS


Last September, financial markets were on the threshold of a meteoric rally that would lift the Dow Jones Industrial Average (Dow) and the technology-laden Nasdaq Composite Index (Nasdaq) to record highs. At the close of 1999, investors celebrated the fifth consecutive year of double-digit returns fueled by unprecedented productivity gains--which boosted corporate earnings while helping to contain inflation--and the lowest unemployment rate in three decades. For a while, all seemed well with the nation's "Goldilocks" economy (not too hot, not too cold).

Yet in a comment that would dictate the performance of stocks and bonds over the ensuing months, Alan Greenspan, Chairman of the Federal Reserve Board, vowed to continue raising interest rates until the economy cooled. The rate increases were intended to engineer a soft landing by encouraging consumers and companies to stop spending so much to purchase new homes, capital equipment, and the like.

STOCKS BOW TO BONDS

The prospect of additional rate hikes and their impact on corporate profits sent the stock market into a freefall, with the Nasdaq declining 25% during April's second week. The Dow soon followed suit. The stock market bubble had burst, with risk returning to the marketplace. The months following April also were subject to significant levels of market fluctuations. Although the long-term outlook for equities remains promising, investors can expect to experience more volatility as the economy continues to slow.

If any clear trends have emerged in the equity market, it's that small-cap stocks have outperformed large-cap stocks, and value has outperformed growth. Both are a reversal from the previous two years' trend of a market where large-cap growth stocks dominated.


(2      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

A DRAMATIC YEAR FOR THE MARKETS


BONDS GAIN MOMENTUM

An unusual event shaped bond markets during the fiscal year. For the first time in a decade, the yield on 30-year Treasury bonds dipped below the yield on two-year Treasury notes, creating an inverted yield curve. This event was triggered by the Treasury Department's decision to use part of the budget surplus to retire debt by issuing fewer bonds and repurchasing 30-year Treasury bonds. The scarcity of Treasury bonds sent prices up and yields down. Along the way, the 10-year Treasury note replaced the 30-year bond as the U.S. bond market's benchmark.

In all, U.S. government and municipal securities outperformed stocks to post their strongest results in years. Indeed, with the exception of high-yield "junk" bonds, most bonds, including mortgage-backed securities and investment-grade corporate bonds, performed well during the fiscal year.

In closing, an important message to remember amid today's volatile and fast-paced markets: Diversification among stocks, bonds, and cash can help you earn more balanced returns over time and give you peace of mind in changing markets. To help you achieve your long-term goals, First American Funds offers a spectrum of mutual funds designed to meet any investor's needs and risk tolerance.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      3)

STRATEGY AGGRESSIVE GROWTH

INVESTMENT OBJECTIVE: A HIGH LEVEL OF CAPITAL GROWTH


The First American Strategy Aggressive Growth Fund delivered market-beating performance, posting a 23.38% return for the fiscal year ended September 30, 2000. The fund's broad-based benchmarks, the Standard & Poor's 500 Composite Index and the Lehman U.S. Government/Credit Bond Index, returned 13.28% and 6.72%, respectively, for the same period. Additionally, the fund surpassed its peer group represented by the Lipper Flexible Portfolio Funds Average, which returned 12.82% during the fiscal year.

While the stunning and dramatic rise and fall of technology stocks dominated the news over the last fiscal year, volatility in the world equity markets kept investors scrambling for so-called safe havens. Aggressive sector rotation and severe performance spikes became the overriding investment theme.

If any clear trends have emerged from the first nine months of calendar year 2000, it's that small-cap stocks have outperformed large-cap stocks, and value has outperformed growth. Both are a reversal from the previous two years' trend of a market where large-cap growth stocks dominated.

With strategic exposure to each of the major asset classes, and a balance of approximately 85% equity securities and 15% fixed-income securities, the fund, in this type of investment environment, will tend to weather market gyrations with less volatility.

During the fiscal year, the most significant change that occurred within the allocation strategy of the fund was to add, in February of 2000, the First American Equity Index Fund. Using the Equity Index Fund provides additional broad exposure to the market and enables the management team to more accurately achieve its strategic target weights. The Equity Index Fund is currently approximately 10% of the Strategy Aggressive Growth Fund.

In the short term, the management team sees ongoing volatility and uncertainty in the market, as investors continue their retreat from the exuberance that lifted the market to record highs during the first several months of the fiscal year. Long term, with a current backdrop of stable interest rates and a moderating economy, a return to a more rational investment environment should take hold.

     ANNUALIZED PERFORMANCE(1)
     ----------------------------------------------------------------------
     AS OF SEPTEMBER 30, 2000                            SINCE INCEPTION(5)
                                                 1 YEAR      10/1/1996
     ----------------------------------------------------------------------
     Strategy Aggressive Growth Fund              23.38%      14.25%
     ----------------------------------------------------------------------
     S&P 500 Composite Index(2)                   13.28%      21.70%
     ----------------------------------------------------------------------
     Lehman U.S. Government/Credit Bond Index(3)   6.72%       6.26%
     ----------------------------------------------------------------------
     Lipper Flexible Portfolio Funds Average(4)   12.82%      13.02%
     ----------------------------------------------------------------------


(4      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STRATEGY AGGRESSIVE GROWTH


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

           FIRST AMERICAN       S&P 500          Lehman          Lipper Flexible
         STRATEGY AGGRESSIVE   Composite     U.S. Government/    Portfolio Funds
            GROWTH FUND         Index(2)   Credit Bond Index(3)     Average(4)
         -----------------------------------------------------------------------

1996           10,000            10,000           10,000              10,000
1997           12,713            13,663           10,709              12,211
1998           11,461            14,901           12,084              12,537
1999           13,815            19,043           11,889              14,510
2000           17,045            21,572           12,688              16,364


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since-inception performance for each index is calculated from the month end following the inception of the fund.



                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      5)

STRATEGY GROWTH

INVESTMENT OBJECTIVE: CAPITAL GROWTH WITH A MODERATE LEVEL OF CURRENT INCOME


With nearly 20% exposure to small- and mid-cap stocks, the First American Strategy Growth Fund was able to deliver market-beating performance, generating a return of 19.66% for the fiscal year ended September 30, 2000. The fund's broad-based benchmarks, the Standard & Poor's 500 Composite Index and the Lehman U.S. Government/Credit Bond Index, returned 13.28% and 6.72%, respectively, for the same 12-month period. Additionally, the fund surpassed its peer group represented by the Lipper Multi-Cap Value Funds Average, which returned 11.94% during the fiscal year.

With dramatic volatility and aggressive sector rotation being the overriding theme for the market this fiscal year, the fund's exposure to all major asset classes, including approximately 30% to fixed income, provided a tempering effect that also helped drive performance.

During the fiscal year, the most significant change that occurred within the allocation strategy of the fund was to add, in February of 2000, the First American Equity Index Fund. Using the Equity Index Fund provides additional broad exposure to the market and enables the management team to more accurately achieve its strategic target weights. The Equity Index Fund is currently approximately 10% of the Strategy Growth Fund.

In the short term, the management team sees ongoing volatility and uncertainty in the market, as investors continue their retreat from the exuberance that lifted the market to record highs during the first several months of the fiscal year. Long term, with a current backdrop of stable interest rates and a moderating economy, a return to a more rational investment environment should take hold.


    ANNUALIZED PERFORMANCE(1)
    ------------------------------------------------------------------------
    AS OF SEPTEMBER 30, 2000                              SINCE INCEPTION(5)
                                                  1 YEAR      10/1/1996
    ------------------------------------------------------------------------
    Strategy Growth Fund                          19.66%        12.70%
    ------------------------------------------------------------------------
    S&P 500 Composite Index(2)                    13.28%        21.70%
    ------------------------------------------------------------------------
    Lehman U.S. Government/Credit Bond Index(3)    6.72%         6.26%
    ------------------------------------------------------------------------
    Lipper Multi-Cap Value Funds Average(4)       11.94%        12.90%
    ------------------------------------------------------------------------


(6      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STRATEGY GROWTH


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN     S&P 500          Lehman         Lipper Multi-Cap
               STRATEGY       Composite     U.S. Government/      Value Funds
             GROWTH FUND       Index(2)   Credit Bond Index(3)     Average(4)
           --------------------------------------------------------------------

1996            10,000          10,000           10,000              10,000
1997            12,267          13,663           10,709              13,395
1998            11,537          14,901           12,084              12,577
1999            13,419          19,043           11,889              14,572
2000            16,057          21,572           12,688              16,311


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since-inception performance for each index is calculated from the month end following the inception of the fund.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      7)

STRATEGY GROWTH AND INCOME

INVESTMENT OBJECTIVE: CAPITAL GROWTH AND CURRENT INCOME


Having over 10% of its assets exposed to small- and mid-cap stocks, the First American Strategy Growth & Income Fund was able to outperform the market, generating a return of 14.88% for the fiscal year ended September 30, 2000. The fund's broad-based benchmarks, the Standard & Poor's 500 Composite Index and the Lehman U.S. Government/Credit Bond Index, returned 13.28% and 6.72%, respectively, for the same 12-month period. The fund surpassed its peer group represented by the Lipper Balanced Funds Average, which returned 11.31% during the fiscal year.

In a change from 1998 and 1999, when large-cap growth stocks led the market, small-cap stocks have outperformed large-cap, and value has outperformed growth. Additionally, with dramatic volatility and aggressive sector rotation being the overriding theme for the market this fiscal year, the fund's participation in most asset classes and sectors helped to promote relative stability.

During the fiscal year, the most significant change that occurred within the allocation strategy of the fund was to add, in February of 2000, the First American Equity Index Fund. Using the Equity Index Fund provides additional broad exposure to the market and enables the management team to more accurately achieve its strategic target weights. The Equity Index Fund is currently approximately 11% of the Strategy Growth & Income Fund.

Short term, the management team sees ongoing volatility and uncertainty in the market, as investors continue their retreat from the exuberance that lifted the market to record highs during the first several months of the fiscal year. Long term, with a current backdrop of stable interest rates and a moderating economy, a return to a more rational investment environment should take hold.

     ANNUALIZED PERFORMANCE(1)
     -----------------------------------------------------------------------
     AS OF SEPTEMBER 30, 2000                             SINCE INCEPTION(5)
                                                  1 YEAR      10/1/1996
     -----------------------------------------------------------------------
     Strategy Growth and Income Fund              14.88%       11.17%
     -----------------------------------------------------------------------
     S&P 500 Composite Index(2)                   13.28%       21.70%
     -----------------------------------------------------------------------
     Lehman U.S. Government/Credit Bond Index(3)   6.72%        6.26%
     -----------------------------------------------------------------------
     Lipper Balanced Funds Average(4)             11.31%       12.33%
     -----------------------------------------------------------------------


(8      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STRATEGY GROWTH AND INCOME


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN     S&P 500          Lehman               Lipper
            STRATEGY GROWTH   Composite     U.S. Government/     Balanced Funds
            AND INCOME FUND    Index(2)   Credit Bond Index(3)     Average(4)
           --------------------------------------------------------------------

1996            10,000          10,000           10,000              10,000
1997            11,924          13,663           10,709              12,208
1998            11,664          14,901           12,084              12,629
1999            13,159          19,043           11,889              14,233
2000            15,117          21,572           12,688              15,843


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since-inception performance for each index is calculated from the month end following the inception of the fund.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      9)

STRATEGY INCOME

INVESTMENT OBJECTIVE: A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH LIMITED RISK TO CAPITAL


For the fiscal year ending September 30, 2000, the First American Strategy Income Fund outpaced its broad-based benchmark, returning 7.18% to the Lehman U.S. Government/Credit Bond Index's return of 6.72%. Elevated by the run in technology stocks during the quarter ended December 31, 1999, the Standard and Poor's 500 Composite Index (the fund's other broad-based benchmark) returned 13.28% during the same period. The fund lost some ground to its peer group as represented by the Lipper Income Funds Average, which posted a return of 8.84%. For the most part, this peer group, which on average has more exposure to equity assets, benefited from the booming equity market.

As the equity market turned from exuberance during the fourth quarter of 1999, to more volatility and sector rotation during the first nine months of 2000, the fund's broad-based bond benchmark quietly generated a 6.72% return. With 70% weighting in fixed income, the fund was able to sustain a relatively stable course throughout the fiscal year.

Bond funds suffered only minor casualties as the Federal Reserve continued its tightening policy by raising rates four times during the fiscal year. Buoyed by the U.S. Treasury's repurchase plan of its 30-year debt instruments, bond funds rallied during the second quarter. The fund's fixed income exposure was further helped by the strong performance of the international and emerging debt portion of the fund.

During the fiscal year, the most significant change that occurred within the allocation strategy of the fund was to add, in February of 2000, the First American Equity Index Fund. Using the Equity Index Fund provides additional broad exposure to the market and enables the management team to more accurately achieve its strategic target weights. The Equity Index Fund is currently approximately 15% of the Strategy Income Fund.

Going forward, the management team expects a moderating economy and stable interest rates. While volatility will continue to define the equity market during the short-term, mid- to long-term a more rational investment environment should take hold.

     ANNUALIZED PERFORMANCE(1)
     ----------------------------------------------------------------------
     AS OF SEPTEMBER 30, 2000                            SINCE INCEPTION(5)
                                                  1 YEAR     10/1/1996
     ----------------------------------------------------------------------
     Strategy Income Fund                          7.18%       7.31%
     ----------------------------------------------------------------------
     S&P 500 Composite Index(2)                   13.28%      21.70%
     ----------------------------------------------------------------------
     Lehman U.S. Government/Credit Bond Index(3)   6.72%       6.26%
     ----------------------------------------------------------------------
     Lipper Income Funds Average(4)                8.84%       9.16%
     ----------------------------------------------------------------------



(10     FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STRATEGY INCOME


VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN     S&P 500          Lehman               Lipper
               STRATEGY       Composite     U.S. Government/      Income Funds
             INCOME FUND       Index(2)   Credit Bond Index(3)     Average(4)
           --------------------------------------------------------------------

1996            10,000          10,000           10,000              10,000
1997            11,077          13,663           10,709              11,728
1998            12,043          14,901           12,084              12,162
1999            12,179          19,043           11,889              13,040
2000            13,054          21,572           12,688              14,193


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since-inception performance for each index is calculated from the month end following the inception of the fund.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      11)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS  SEPTEMBER 30, 2000


     To the Shareholders and Board of Directors
     First American Strategy Funds, Inc.

     We have audited the accompanying statements of net assets of First American Strategy Funds, Inc. (comprising, respectively, the Aggressive Growth, Growth, Growth & Income and Income Funds) (the "Funds") as of September 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through September 30, 1998, were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 2000 and 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at September 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

     Minneapolis, Minnesota
     November 3, 2000


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      13)

STATEMENTS OF NET ASSETS  SEPTEMBER 30, 2000


AGGRESSIVE GROWTH FUND

DESCRIPTION                                   SHARES    VALUE (000)
-------------------------------------------------------------------
EQUITY FUNDS - 84.2%
First American Investment Funds, Inc.
   Emerging Markets Fund*                    448,372       $  3,838
   Equity Index Fund                         331,041          9,183
   International Fund                        585,846         10,885
   Large Cap Growth Fund                     548,968         11,929
   Large Cap Value Fund                      860,326         17,757
   Mid Cap Growth Fund                       399,285          7,642
   Mid Cap Value Fund                        533,588          7,833
   Small Cap Growth Fund                     113,750          2,820
   Small Cap Value Fund                      167,877          2,887
                                                           --------
TOTAL EQUITY FUNDS
   (Cost $68,168)                                            74,774
                                                           --------
FIXED INCOME FUNDS - 14.4%
First American Investment Funds, Inc.
   Fixed Income Fund                         952,331         10,171
   Strategic Income Fund                     296,204          2,642
                                                           --------
TOTAL FIXED INCOME FUNDS
   (Cost $13,191)                                            12,813
                                                           --------
MONEY MARKET FUND - 1.4%
First American Funds, Inc.
   Prime Obligations Fund                  1,244,912          1,245
                                                           --------
TOTAL MONEY MARKET FUND
   (Cost $1,245)                                              1,245
                                                           --------
TOTAL INVESTMENTS - 100.0%
   (Cost $82,604)                                            88,832
                                                           --------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                          5
                                                           --------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 6,379,018 outstanding shares                              $ 77,496
Distributions in excess of net
 investment income                                               (1)
Accumulated net realized gain on
 investments                                                  5,114
Net unrealized appreciation of
 investments                                                  6,228
                                                           --------
TOTAL NET ASSETS - 100.0%                                  $ 88,837
                                                           --------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                           $  13.93
                                                           --------
*Non-income producing.


GROWTH FUND

DESCRIPTION                                   SHARES    VALUE (000)
-------------------------------------------------------------------
EQUITY FUNDS - 69.4%
First American Investment Funds, Inc.
   Emerging Markets Fund*                    176,170       $  1,508
   Equity Index Fund                         390,804         10,841
   International Fund                        430,579          8,000
   Large Cap Growth Fund                     646,434         14,047
   Large Cap Value Fund                    1,011,129         20,870
   Mid Cap Growth Fund                       409,911          7,846
   Mid Cap Value Fund                        545,643          8,010
   Small Cap Growth Fund                      91,985          2,280
   Small Cap Value Fund                      127,713          2,195
                                                           --------
TOTAL EQUITY FUNDS
   (Cost $69,219)                                            75,597
                                                           --------
FIXED INCOME FUNDS - 29.4%
First American Investment Funds, Inc.
   Fixed Income Fund                       2,400,479         25,637
   Strategic Income Fund                     724,247          6,461
                                                           --------
TOTAL FIXED INCOME FUNDS
   (Cost $33,086)                                            32,098
                                                           --------
MONEY MARKET FUND - 1.4%
First American Funds, Inc.
   Prime Obligations Fund                  1,551,782          1,552
                                                           --------
TOTAL MONEY MARKET FUND
   (Cost $1,552)                                              1,552
                                                           --------
TOTAL INVESTMENTS - 100.2%
   (Cost $103,857)                                          109,247
                                                           --------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                     (243)
                                                           --------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 8,249,583 outstanding shares                              $ 96,162
Accumulated net realized gain on
 investments                                                  7,452
Net unrealized appreciation of
 investments                                                  5,390
                                                           --------
TOTAL NET ASSETS - 100.0%                                  $109,004
                                                           --------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                           $  13.21
                                                           --------
*Non-income producing.



The accompanying notes are an integral part of the financial statements.

(14      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

GROWTH & INCOME FUND

DESCRIPTION                                   SHARES    VALUE (000)
-------------------------------------------------------------------
EQUITY FUNDS - 54.1%
First American Investment Funds, Inc.
   Emerging Markets Fund*                    248,979       $  2,131
   Equity Index Fund                         911,581         25,287
   International Fund                        452,557          8,409
   Large Cap Growth Fund                   1,174,063         25,512
   Large Cap Value Fund                    1,799,208         37,136
   Mid Cap Growth Fund                       519,802          9,949
   Mid Cap Value Fund                        686,468         10,077
   Small Cap Growth Fund                     160,332          3,975
   Small Cap Value Fund                      221,517          3,808
                                                           --------
TOTAL EQUITY FUNDS
   (Cost $117,545)                                          126,284
                                                           --------
FIXED INCOME FUNDS - 45.1%
First American Investment Funds, Inc.
   Fixed Income Fund                       7,838,064         83,710
   Strategic Income Fund                   2,416,273         21,553
                                                           --------
TOTAL FIXED INCOME FUNDS
   (Cost $108,190)                                          105,263
                                                           --------
MONEY MARKET FUND - 1.3%
First American Funds, Inc.
   Prime Obligations Fund                  3,034,605          3,035
                                                           --------
TOTAL MONEY MARKET FUND
   (Cost $3,035)                                              3,035
                                                           --------
TOTAL INVESTMENTS - 100.5%
   (Cost $228,770)                                          234,582
                                                           --------
OTHER ASSETS AND LIABILITIES, NET - (0.5)%                   (1,155)
                                                           --------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 19,423,592 outstanding shares                             $217,539
Distributions in excess of net
 investment income                                               (2)
Accumulated net realized gain on
 investments                                                 10,078
Net unrealized appreciation of
 investments                                                  5,812
                                                           --------
TOTAL NET ASSETS - 100.0%                                  $233,427
                                                           --------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                $  12.02
                                                           --------
*Non-income producing.


INCOME FUND

DESCRIPTION                                   SHARES    VALUE (000)
-------------------------------------------------------------------
EQUITY FUNDS - 30.2%
First American Investment Funds, Inc.
   Equity Income Fund                        413,756       $  6,773
   Equity Index Fund                         283,310          7,859
   Real Estate Securities Fund               133,630          1,701
                                                           --------
TOTAL EQUITY FUNDS
   (Cost $15,350)                                            16,333
                                                           --------
FIXED INCOME FUNDS - 70.2%
First American Investment Funds, Inc.
   Fixed Income Fund                       2,842,226         30,355
   Strategic Income Fund                     859,843          7,670
                                                           --------
TOTAL FIXED INCOME FUNDS
   (Cost $38,145)                                            38,025
                                                           --------
MONEY MARKET FUND - 1.2%
First American Funds, Inc.
   Prime Obligations Fund                                       657
                                                           --------
TOTAL MONEY MARKET FUND
   (Cost $657)                                                  657
                                                           --------
TOTAL INVESTMENTS - 101.6%
   (Cost $54,152)                                            55,015
                                                           --------
OTHER ASSETS AND LIABILITIES, NET - (1.6)%                     (877)
                                                           --------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 5,165,065 outstanding shares                              $ 57,537
Undistributed net investment income                              47
Accumulated net realized loss on
 investments                                                 (4,309)
Net unrealized appreciation of
 investments                                                    863
                                                           --------
TOTAL NET ASSETS - 100.0%                                  $ 54,138
                                                           --------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                $  10.48
                                                           --------



The accompanying notes are an integral part of the financial statements.

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      15)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000, in thousands

                                             AGGRESSIVE                        GROWTH &
                                            GROWTH FUND     GROWTH FUND     INCOME FUND     INCOME FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from
 underlying funds                               $ 1,117         $ 2,248         $ 7,078         $ 3,655
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           1,117           2,248           7,078           3,655
========================================================================================================
EXPENSES:
Investment advisory fees                            208             247             558             178
Less: Waiver of investment advisory fees           (208)           (247)           (558)           (178)
Less: Reimbursement of expenses by adviser         (132)           (146)           (236)           (135)
Shareholder servicing fee                           208             247             558             178
Administrator fees                                   90             108             243              77
Transfer agent fees                                  60              66              65              68
Custodian fees                                       25              30              67              21
Directors' fees                                       2               2               4               1
Registration fees                                     8               8               8               5
Professional fees                                    14              17              39              12
Printing                                              4               5              10               3
Other                                                 7               4               9               7
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                 286             341             767             237
========================================================================================================
Investment income - net                             831           1,907           6,311           3,418
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Capital gain distributions received
 from underlying funds                            5,217           6,068          11,557           1,220
Net realized gain (loss) on investments           3,283           3,667           5,275          (5,006)
Net change in unrealized appreciation
 of investments                                   6,358           5,370           6,845           5,387
--------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                          14,858          15,105          23,677           1,601
========================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                      $15,689         $17,012         $29,988         $ 5,019
========================================================================================================



The accompanying notes are an integral part of the financial statements.

(16      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                 (This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                            AGGRESSIVE GROWTH FUND               GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                               10/1/99     10/1/98      10/1/99      10/1/98
                                                                                    to          to           to           to
                                                                               9/30/00     9/30/99      9/30/00      9/30/99
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                      $     831   $     821    $   1,907    $   1,711
Capital gain distributions received from underlying funds                        5,217       5,874        6,068        5,504
Net realized gain (loss) on investments                                          3,283      (1,748)       3,667       (1,330)
Net change in unrealized appreciation/depreciation of investments                6,358       7,465        5,370        5,640
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            15,689      12,412       17,012       11,525
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net                                                           (838)       (834)      (1,915)      (1,722)
Net realized gain on investments and capital gain distributions received
 from underlying funds                                                          (5,651)     (4,389)      (4,765)      (4,142)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                             (6,489)     (5,223)      (6,680)      (5,864)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Proceeds from sales                                                             40,022      30,697       37,556       52,026
Reinvestment of distributions                                                    6,513       5,204        6,656        5,495
Payments for redemptions                                                       (33,911)    (38,712)     (33,753)     (40,625)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions               12,624      (2,811)      10,459       16,896
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                         21,824       4,378       20,791       22,557
NET ASSETS AT BEGINNING OF PERIOD                                               67,013      62,635       88,213       65,656
=============================================================================================================================
NET ASSETS AT END OF PERIOD(2)                                               $  88,837   $  67,013    $ 109,004    $  88,213
=============================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
   Shares issued                                                                 2,937       2,567        2,912        4,481
   Shares issued in lieu of cash distributions                                     512         455          538          485
   Shares redeemed                                                              (2,493)     (3,239)      (2,645)      (3,462)
-----------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CAPITAL SHARES                                        956        (217)         805        1,504
=============================================================================================================================

(2)Includes (distributions in excess of net investment income) undistributed net investment income (000) of $(1) and $0 for Aggressive Growth Fund, $0 and $(1) for Growth Fund, $(2) and $0 for Growth & Income Fund, and $47 and $49 for Income Fund for the years ended September 30, 2000, and September 30, 1999, respectively.



The accompanying notes are an integral part of the financial statements.

(18      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

     GROWTH & INCOME FUND                INCOME FUND
-----------------------------------------------------
   10/1/99        10/1/98       10/1/99      10/1/98
        to             to            to           to
   9/30/00        9/30/99       9/30/00      9/30/99
-----------------------------------------------------

 $   6,311     $    5,845     $   3,418    $   5,196
    11,557         14,153         1,220        2,214
     5,275         (3,117)       (5,006)        (185)
     6,845          8,888         5,387       (5,311)
-----------------------------------------------------
    29,988         25,769         5,019        1,914
-----------------------------------------------------

    (6,326)        (5,891)       (3,425)      (5,194)

   (14,069)       (11,500)       (1,695)      (3,732)
-----------------------------------------------------
   (20,395)       (17,391)       (5,120)      (8,926)
=====================================================

    80,038         89,303        42,367       46,294
    20,225         15,268         4,910        8,507
   (85,658)      (111,627)      (76,340)     (81,266)
-----------------------------------------------------
    14,605         (7,056)      (29,063)     (26,465)
-----------------------------------------------------
    24,198          1,322       (29,164)     (33,477)
   209,229        207,907        83,302      116,779
=====================================================
 $ 233,427     $  209,229     $  54,138    $  83,302
=====================================================

     6,724          7,800         4,147        4,206
     1,754          1,362           475          781
    (7,231)        (9,742)       (7,405)      (7,435)
-----------------------------------------------------
     1,247           (580)       (2,783)      (2,448)
=====================================================


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      19)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                             NET ASSET                  REALIZED AND     DIVIDENDS
                                 VALUE          NET       UNREALIZED      FROM NET    DISTRIBUTIONS
                             BEGINNING   INVESTMENT   GAINS (LOSSES)    INVESTMENT     FROM CAPITAL
                             OF PERIOD       INCOME   ON INVESTMENTS        INCOME            GAINS
---------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
 2000                        $  12.36      $  0.14         $  2.62       $ (0.14)         $ (1.05)
 1999                           11.11         0.14            2.05         (0.14)           (0.80)
 1998                           12.58         0.20           (1.42)        (0.20)           (0.05)
 1997(1)                        10.00         0.11            2.58         (0.11)              --
GROWTH FUND
 2000                        $  11.85      $  0.25         $  2.00       $ (0.25)         $ (0.64)
 1999                           11.05         0.25            1.49         (0.25)           (0.69)
 1998                           12.12         0.28           (0.98)        (0.28)           (0.09)
 1997(1)                        10.00         0.18            2.12         (0.18)              --
GROWTH & INCOME FUND
 2000                        $  11.51      $  0.33         $  1.31       $ (0.34)         $ (0.79)
 1999                           11.08         0.32            1.05         (0.32)           (0.62)
 1998                           11.76         0.35           (0.59)        (0.35)           (0.09)
 1997(1)                        10.00         0.26            1.76         (0.26)              --
INCOME FUND
 2000                        $  10.48      $  0.50         $  0.22       $ (0.49)         $ (0.23)
 1999                           11.23         0.53           (0.40)        (0.53)           (0.35)
 1998                           10.82         0.50            0.43         (0.50)           (0.02)
 1997(1)                        10.00         0.41            0.82         (0.41)              --
---------------------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(1)Commenced operations on October 1, 1996. All ratios for the period, except as noted, have been annualized.
(2)Expense ratios do not include expenses of the underlying Funds.



The accompanying notes are an integral part of the financial statements.

(20      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                                    RATIO OF          RATIO OF NET
                                                                                 EXPENSES TO            INVESTMENT
                                              RATIO OF    RATIO OF NET               AVERAGE         INCOME (LOSS)
 NET ASSET                                 EXPENSES TO      INVESTMENT            NET ASSETS        TO AVERAGE NET
     VALUE                   NET ASSETS        AVERAGE       INCOME TO            (EXCLUDING     ASSETS (EXCLUDING
    END OF        TOTAL          END OF            NET         AVERAGE           WAIVERS AND           WAIVERS AND   PORTFOLIO
    PERIOD       RETURN    PERIOD (000)      ASSETS(2)      NET ASSETS    REIMBURSEMENTS)(2)    REIMBURSEMENTS)(2)    TURNOVER
-------------------------------------------------------------------------------------------------------------------------------

 $  13.93        23.38%      $ 88,837          0.34%           1.00%              0.75%                 0.59%             43%
    12.36        20.54         67,013          0.28            1.20               0.86                  0.62              39
    11.11        (9.85)        62,635          0.25            1.66               0.87                  1.04             152
    12.58        27.06+        13,725          0.60            0.76               2.85                 (1.49)              7

 $  13.21        19.66%      $109,004          0.34%           1.93%              0.74%                 1.53%             42%
    11.85        16.31         88,213          0.28            2.05               0.85                  1.48              34
    11.05        (5.95)        65,656          0.25            2.33               0.89                  1.69             143
    12.12        23.23+        15,676          0.60            1.61               2.62                 (0.41)              6

 $  12.02        14.88%      $233,427          0.34%           2.83%              0.70%                 2.47%             46%
    11.51        12.81        209,229          0.28            2.83               0.79                  2.32              41
    11.08        (2.18)       207,907          0.25            3.05               0.82                  2.48             158
    11.76        20.47+        27,565          0.60            2.59               2.10                  1.09              37

 $  10.48         7.18%      $ 54,138          0.33%           4.81%              0.77%                 4.37%             69%
    10.48         1.13         83,302          0.28            4.83               0.83                  4.28              21
    11.23         8.72        116,779          0.25            4.63               0.84                  4.04             106
    10.82        12.51+        36,119          0.60            4.39               2.00                  2.99              29
-------------------------------------------------------------------------------------------------------------------------------



                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      21)

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000


1 >  ORGANIZATION

     The Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "Fund of Funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.


2 >  SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 pm central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying Funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statement of Net Assets the following adjustments were made (000):

                                   ACCUMULATED      UNDISTRIBUTED    ADDITIONAL
                                  NET REALIZED     NET INVESTMENT       PAID IN
                                   GAIN (LOSS)             INCOME       CAPITAL
     --------------------------------------------------------------------------
     Aggressive Growth Fund              $ (6)                $ 6          $ --
     Growth Fund                           (9)                  9            --
     Growth & Income Fund                 (13)                 13            --
     Income Fund                            1                   5            (6)
     --------------------------------------------------------------------------

     As of September 30, 2000, the following fund has capital loss carryforwards
     (000):

                                       AMOUNT                   EXPIRATION DATE
     --------------------------------------------------------------------------
     Income Fund                          $70                              2008
     --------------------------------------------------------------------------

     The Income Fund incurred losses in the amount of $2,168,000 from November 1, 1999 to September 30, 2000. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2001.

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


(22      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based on average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Advisor waived its entire fee, and reimbursed the Funds for additional expenses, during the year ended September 30, 2000. Such waivers and reimbursements are voluntary and may be discontinued at any time.

     ADMINISTRATION FEES - SEI Investments Mutual Fund Services ("SIMFS") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000, U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FASF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FASF Fund is reduced to 0.105% of its relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMFS and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMFS compensated U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999, were approximately 0.03% of average daily net assets. Under this arrangement, SIMFS paid U.S. Bank $2,646,000 in aggregate for this three month period for the First American Family of Funds. Effective January 1, 2000, SIMFS was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMFS monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FASF. In addition, SIMFS also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum fee of $50,000 per Fund (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $8,501,000 in aggregate from January 1, 2000 through September 30, 2000 for the First American Family of Funds. For the Funds included in this annual report the amounts paid to U.S. Bank and SIMFS for their respective periods were as follows (000):

                                                 U.S. BANK                 SIMFS
     ---------------------------------------------------------------------------
     Aggressive Growth Fund                          $ 6                    $38
     Growth Fund                                       8                     44
     Growth & Income Fund                             18                     99
     Income Fund                                       6                     29
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets which is computed daily and paid monthly.

     SHAREHOLDER SERVICE FEES - SEI Investments Distribution Co. ("SIDCO"), serves as distributor of the Funds. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of the shares of each Fund, which is computed daily and paid monthly. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the year ended September 30, 2000 (000):

                                                U.S. BANCORP
                                 U.S. BANK      PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Aggressive Growth Fund         $142             $12               $25
     Growth Fund                     166              20                36
     Growth & Income Fund            244              25                76
     Income Fund                     121              20                25
     ---------------------------------------------------------------------------

     REDEMPTION FEES - Each Fund imposes a redemption fee of 1% on redemptions made within 12 months of purchase. The fee, which is intended to discourage short-term trading, is paid to the Fund. For the year ended September 30, 2000, redemption fees paid to the Funds were as follows (000):

     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                                  $ 5
     Growth Fund                                                               7
     Growth & Income Fund                                                     10
     Income Fund                                                              34
     ---------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      23)

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000


     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999, DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000, U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent, U.S. Bank was paid $9,862,000 in aggregate for the year ended September 30, 2000 for the First American Family of Funds. For the year ended September 30, 2000 transfer agent fees paid to U.S. Bank for the funds included in this report were as follows
     (000):

     ---------------------------------------------------------------------------
     Aggressive Growth Fund                                                  $43
     Growth Fund                                                              48
     Growth & Income Fund                                                     49
     Income Fund                                                              39
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the year ended September 30, 2000, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.


4 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                               PURCHASES                   SALES
     ---------------------------------------------------------------------------
     Aggressive Growth Fund                     $ 47,179                $ 35,215
     Growth Fund                                  52,488                  40,800
     Growth & Income Fund                        124,857                 100,802
     Income Fund                                  49,226                  77,842
     ---------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation for securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2000, are as follows (000):

                             AGGREGATE        AGGREGATE                  FEDERAL
                                 GROSS            GROSS                   INCOME
                          APPRECIATION     DEPRECIATION         NET     TAX COST
     ---------------------------------------------------------------------------
     Aggressive Growth Fund    $ 4,908         $ (2,477)    $ 2,431     $ 86,401
     Growth Fund                 5,620           (3,095)      2,525      106,722
     Growth & Income Fund       12,835          (15,176)     (2,341)     236,923
     Income Fund                 1,582           (2,790)     (1,208)      56,223
     ---------------------------------------------------------------------------


5 >  PENDING ACQUISITION

     On October 4, 2000, U.S. Bancorp, the parent company of the Funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. It is anticipated that this acquisition will be completed in the first quarter of 2001, subject to regulatory approval, the approval of U.S. Bancorp shareholders and the satisfaction of customary closing conditions.


(24      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

NOTICE TO SHAREHOLDERS  SEPTEMBER 30, 2000 (UNAUDITED)


     THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2001 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISER FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Strategy Fund Shareholders:

     For the fiscal year ended September 30, 2000, each fund has designated long-term capital gains and exempt income with regard to distributions paid during the year as follows:

                               LONG TERM        ORDINARY
                           CAPITAL GAINS          INCOME            TOTAL
                           DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS   QUALIFYING
                             (TAX BASIS)     (TAX BASIS)      (TAX BASIS)    DIVIDENDS
     ---------------------------------------------------------------------------------
     Aggressive Growth Fund           82%             18%             100%          14%
     Growth Fund                      68              32              100           12
     Growth & Income Fund             67              33              100            7
     Income Fund                      33              67              100            8
     ---------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      25)

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


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


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


BOARD OF DIRECTORS First American Investment Funds, Inc.



           MR. ROBERT DAYTON
           Director of First American Investment Funds, Inc.
           Chief Executive Officer of Okabena Company


           MR. ROGER GIBSON
           Director of First American Investment Funds, Inc.
           Vice President of North America-Mountain Region for United Airlines


           MR. ANDREW HUNTER III
           Director of First American Investment Funds, Inc.
           Chairman of Hunter Keith Industries


           MR. LEONARD KEDROWSKI
           Director of First American Investment Funds, Inc.
           Owner and President of Executive Management Consulting, Inc.


           MR. JOHN MURPHY JR.
           Director of First American Investment Funds, Inc.
           Executive Vice President, U.S. Bancorp


           MR. ROBERT SPIES
           Director of First American Investment Funds, Inc.
           Retired Vice President, U.S. Bank National Association


           MR. JOSEPH STRAUSS
           Director of First American Investment Funds, Inc.
           Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


           MS. VIRGINIA STRINGER
           Chairperson of First American Investment Funds, Inc.
           Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       DIRECT FUND CORRESPONDENCE TO:

       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

       For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees and expenses, please contact your investment professional, call Investor Services at 1-800-637-2548, or visit us on the web at www.firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


       INVESTMENT ADVISOR AND ADMINISTRATOR
          FIRST AMERICAN ASSET MANAGEMENT,
          A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, Minnesota 55402

       CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

       DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive
          Oaks, Pennsylvania 19456
          SEI IS NOT AN AFFILIATE OF U.S. BANK

       INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center
          200 South Sixth Street
          Minneapolis, Minnesota 55402

       COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402



--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the
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copies, please call Investor Services at 1-800-637-2548.

3112-00  11/2000
AR-STRAT-00